Lease (Tables)	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
Schedule of Supplemental Balance Sheet Information	Supplemental balance sheet information related to the leases were as follows:
	As of December 31,
	2022	2023
	RMB	RMB
ROU assets	319,263	142,456
Operating lease liabilities – current	(162,791)	(36,927)
Operating lease liabilities – non-current	(153,298)	(70,628)
Weighted average remaining lease terms	7.63 year	9.48 year
Weighted average incremental borrowing rate	9.85%	10.47%

Schedule of Components of Lease Expenses	The components of lease expenses for the years ended December 31, 2021, 2022 and 2023 were as follows:
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease expenses for variable payments	13,413	9,136	7,382
Operating lease expenses for fixed payments	241,466	125,456	57,713
Short-term lease expenses	10,841	38,411	10,527
Total	265,720	173,003	75,622
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	192,570	85,993	38,377

Schedule of Supplemental Noncash Information	Supplemental noncash information:
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease liabilities arising from obtaining ROU assets	150,486	42,215	12,980
ROU assets disposed as reduction of operating lease liabilities due to lease termination	192,570	290,316	140,507

Schedule of Future Lease Payments	The future lease payments as of December 31, 2023 were as follows:
As of December 31, 2023
RMB
2024	36,927
2025	23,825
2026	19,978
2027	17,355
2028	18,272
Thereafter	25,250
Total lease payments	141,607
Less: imputed interest	(34,052)
Total lease liabilities	107,555